STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Income Statement Impact from Stock Options
The following table summarizes the impact to the Consolidated Statement of Operations from stock options:

	Years Ended December 31,
	2023	2022	2021
Compensation expense	$48	$45	$55
Future income tax benefit recognized	11	10	11

Share-based Compensation Fair Value Assumptions
The following table sets forth fair value per share information, including related weighted average assumptions, used to determine compensation cost:

	Years Ended December 31,
	2023	2022	2021
Weighted average fair value per share of options granted during the year[1]	$38.84	$31.22	$32.42
Assumptions
Expected annual dividend yield	2.50%	2.58%	2.31%
Expected volatility	22.42%	23.05%	24.69%
Risk-free rate of return	3.94%	1.97%	0.48%
Expected option term (years)	4.86	4.74	4.54

1	Estimated on date of grant using Black-Scholes option-pricing model.

Stock Options Activity
The following table summarizes information about stock option activity for the three years ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2020	16,568,529	$125.75
Granted	2,065,574	204.99
Exercised	(2,016,489)	113.01
Lapsed or canceled	(764,675)	175.42
Outstanding at December 31, 2021	15,852,939	135.31
Granted	2,150,910	189.53
Exercised	(3,046,107)	103.89
Lapsed or canceled	(905,454)	186.35
Outstanding at December 31, 2022	14,052,288	147.14
Granted	1,573,520	195.27
Exercised	(1,640,952)	123.12
Lapsed or canceled	(548,842)	192.22
Outstanding at December 31, 2023	13,436,014	$153.86
Vested and expected to vest at December 31, 2023[1]	12,420,005	$150.58
Exercisable at December 31, 2023	9,593,986	$138.24

1
Represents the sum of vested options of 9.6 million and expected to vest options of 2.8 million. Expected to vest options are derived by applying the pre-vesting forfeiture rate assumption to total outstanding unvested options of 3.8 million.

Schedule of Share Based Compensation by Price Ranges
The following table summarizes information about stock options outstanding and exercisable at December 31, 2023:

Range of Exercise Prices	Options Outstanding				Options Exercisable
	Number Outstanding	Weighted Average Life[1]	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$65.00–$89.99	687,158	0.16	$89.46	$83	687,158	$89.46	$83
$90.00–$99.99	2,285,249	1.52	98.79	253	2,285,249	98.79	253
$100.00–$134.99	1,814,529	3.02	119.30	164	1,787,835	119.15	163
$135.00–$189.99	5,737,860	5.83	170.92	222	4,078,279	164.61	209
$190.00–$232.60	2,911,218	8.02	200.23	30	755,465	204.77	22
	13,436,014	4.90	$153.86	$752	9,593,986	$138.24	$730

1	Average remaining contractual life in years.

Financial Statement Impact From Stock Options Exercised
The following table summarizes the financial statement impact from stock options exercised:

	Years Ended December 31,
	2023	2022	2021
Intrinsic value[1]	$122	$310	$219
Tax benefit realized	27	71	48

1	Represents the amount by which the stock price exceeded the exercise price of the options on the date of exercise.

Restricted Stock Units Activity
The following table summarizes information about RSU activity for the three years ended December 31, 2023:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Non-vested at December 31, 2020	3,396,523	$148.23
Granted	992,854	214.61
Vested	(1,123,547)	144.34
Forfeited	(308,293)	156.74
Non-vested at December 31, 2021	2,957,536	171.73
Granted	1,056,869	186.48
Vested	(864,944)	157.21
Forfeited	(441,453)	177.38
Non-vested at December 31, 2022	2,708,008	181.10
Granted	1,109,307	194.81
Vested	(919,496)	171.92
Forfeited	(290,982)	187.13
Non-vested at December 31, 2023	2,606,837	$189.18

Income Statement Impact from RSUs
The following table summarizes the impact to the Consolidated Statement of Operations from RSUs:

	Years Ended December 31,
	2023	2022	2021
Compensation expense	$154	$143	$162
Future income tax benefit recognized	32	29	23